Consolidated Statements of Stockholders’ Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance (in Shares) at Mar. 31, 2023	545,386	291,563,930
Balance (in Shares) at Mar. 31, 2023			(4,730)
Balance at Mar. 31, 2023	$ 54	$ 3,519	$ (60,395)	$ 11,901,231	$ (48,718)	$ (9,990,987)	$ 1,670	$ 1,806,374
Net income						1,564,538		1,564,538
Currency translation adjustment							$ (1,670)	(1,670)
Offset with due to related party balance					48,718			$ 48,718
Balance (in Shares) at Mar. 31, 2024	545,386	291,563,930
Balance (in Shares) at Mar. 31, 2024			(4,730)					4,730
Balance at Mar. 31, 2024	$ 54	$ 3,519	$ (60,395)	11,901,231		(8,426,449)		$ 3,417,960
Net income						4,823,338		4,823,338
Offset with due to related party balance (in Shares)	6,000,000
Offset with due to related party balance	$ 600			599,400				$ 600,000
Balance (in Shares) at Mar. 31, 2025	6,545,386	291,563,930
Balance (in Shares) at Mar. 31, 2025			(4,730)					4,730
Balance at Mar. 31, 2025	$ 654	$ 3,519	$ (60,395)	$ 12,500,631		$ (3,603,111)		$ 8,841,298